Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 117,071	$ 123,697
Deferred Tax Assets, Inventory	22,454	16,627
Property, plant and equipment	7,406	7,651
Operating lease right of use assets	43,951	44,927
Others	85,951	51,371
Net operating loss carry-forwards	93,022	77,804
Gross deferred tax assets	369,855	322,077
Valuation allowance	(192,811)	(172,833)
Net deferred tax assets	177,044	149,244
Intangible assets	(80,580)	(17,696)
Property, plant and equipment	(35,138)	(22,709)
Operating lease liabilities	(43,633)	(44,188)
Reserves and allowances	(22,348)	(19,406)
Deferred tax liabilities, net	(181,699)	(103,999)
Net deferred tax assets	$ (4,655)	$ 45,245